Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Restriction on Cash and Due From Banks
Note 2:	Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank. The reserve required at December 31, 2017 and 2016, was $3.5 million and $2.8 million, respectively.